Income Taxes (Tables)	12 Months Ended
Dec. 31, 2015
Income Tax Disclosure [Abstract]
Components of Company's Deferred Tax Assets and Liabilities

The significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,	December 31,
	2015	2014
	$	$
Deferred tax assets:
Vessels and equipment	43,289	43,268
Tax losses carried forward(1)	310,019	360,547
Other	22,141	28,973

Total deferred tax assets	375,449	432,788

Deferred tax liabilities:
Vessels and equipment	10,577	12,514
Long-term debt	3,218	2,295
Other	15,090	19,954

Total deferred tax liabilities	28,885	34,763
Net deferred tax assets	346,564	398,025
Valuation allowance	(310,862)	(385,431)

Net deferred tax assets	35,702	12,594

Net deferred tax assets are presented in other non-current assets and other long term liabilities in the accompanying consolidated balance sheets.

(1)

Substantially all of the Company’s net operating loss carryforwards of $1.28 billion relate primarily to its Norwegian, U.K., and Spanish subsidiaries and, to a lesser extent, to its Australian ship-owning subsidiaries. These net operating loss carryforwards are available to offset future taxable income in the respective jurisdictions, and can be carried forward indefinitely. The Company also has $37.2 million in disallowed finance costs that relate to its Spanish subsidiaries and are available to offset future taxable income in Spain and can also be carried forward indefinitely.

Components of Provision for Income Taxes

The components of the provision for income taxes are as follows:

	Year Ended	Year Ended	Year Ended
	December 31,	December 31,	December 31,
	2015	2014	2013
	$	$	$
Current	(10,440)	(6,460)	2,742
Deferred	27,207	(3,713)	(5,614)

Income tax recovery (expense)	16,767	(10,173)	(2,872)

Reconciliations of Income Tax Rates and Actual Tax Charge

Reconciliations of the tax charge related to the relevant year at the applicable statutory income tax rates and the actual tax charge related to the relevant year are as follows:

	Year Ended	Year Ended	Year Ended
	December 31, 2015	December 31, 2014	December 31, 2013
	$	$	$
Net income before taxes	388,693	134,175	38,352
Net income (loss) not subject to taxes	252,604	(80,454)	(267,665)

Net income subject to taxes	136,089	214,629	306,017

At applicable statutory tax rates	32,750	39,382	12,719
Permanent and currency differences, adjustments to valuation allowances and uncertain tax positions	(49,789)	(28,027)	(8,173)
Other	272	(1,182)	(1,674)

Tax (recovery) expense related to the current year	(16,767)	10,173	2,872

Unrecognized Tax Benefits, Recorded in Other Long-Term Liabilities

The following is a roll-forward of the Company’s unrecognized tax benefits, recorded in other long-term liabilities, from January 1, 2013 to December 31, 2015:

	Year ended	Year ended	Year ended
	December 31,	December 31,	December 31,
	2015	2014	2013
	$	$	$
Balance of unrecognized tax benefits as at January 1	20,335	20,304	29,364
Increases for positions related to the current year	4,578	3,643	1,141
Changes for positions taken in prior years	(2,965)	1,015	(1,284)
Decreases related to statute of limitations	(3,558)	(4,627)	(8,917)

Balance of unrecognized tax benefits as at December 31	18,390	20,335	20,304